FINANCING AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
FINANCING AND FINANCIAL INSTRUMENTS	NOTE 6: FINANCING AND FINANCIAL INSTRUMENTS
6.1 Financial assets and liabilities
Financial assets and liabilities mainly comprise:
•fair values versus carrying amounts (see note 6.1.1)
•gross debt (see note 6.1.2)
•cash and cash equivalents, restricted cash, other restricted funds and reconciliations of cash flows (see note 6.1.3)
•net debt (see note 6.1.4)
•derivative financial instruments (see note 6.1.5)
•other non-derivative financial assets and liabilities (see note 6.1.6)
6.1.1 Fair values versus carrying amounts
The estimated fair values of certain financial instruments have been determined using available market information or other valuation methodologies that require judgment in interpreting market data and developing estimates. The following table summarizes assets and liabilities based on their categories at December 31, 2020:

	December 31, 2020
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,600	—	5,600	—	—	—
Restricted cash and other restricted funds	363	—	363	—	—	—
Trade accounts receivable and other	3,072	—	2,699	—	373	—
Inventories	12,328	12,328	—	—	—	—
Prepaid expenses and other current assets	2,281	910	1,018	—	—	353
Assets held for sale	4,329	3,384	945	—	—	—
Total current assets	27,973	16,622	10,625	—	373	353

Non-current assets:
Goodwill and intangible assets	4,312	4,312	—	—	—	—
Property, plant and equipment and biological assets	30,622	30,577	—	45	—	—
Investments in associates and joint ventures	6,817	6,817	—	—	—	—
Other investments	2,980	—	—	—	2,980	—
Deferred tax assets	7,866	7,866	—	—	—	—
Other assets	1,482	237	785	136	—	324
Total non-current assets	54,079	49,809	785	181	2,980	324
Total assets	82,052	66,431	11,410	181	3,353	677

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,507	—	2,507	—	—	—
Trade accounts payable and other	11,525	—	11,525	—	—	—
Short-term provisions	935	919	16	—	—	—
Accrued expenses and other liabilities	4,197	1,160	2,829	—	—	208
Income tax liabilities	464	464	—	—	—	—
Liabilities held for sale	3,039	709	2,330	—	—	—
Total current liabilities	22,667	3,252	19,207	—	—	208

Non-current liabilities:
Long-term debt, net of current portion	9,815	—	9,815	—	—	—
Deferred tax liabilities	1,832	1,832	—	—	—	—
Deferred employee benefits	4,656	4,656	—	—	—	—
Long-term provisions	1,697	1,691	6	—	—	—
Other long-term obligations	1,148	354	698	—	—	96
Total non-current liabilities	19,148	8,533	10,519	—	—	96

Equity:
Equity attributable to the equity holders of the parent	38,280	38,280	—	—	—	—
Non-controlling interests	1,957	1,957	—	—	—	—
Total equity	40,237	40,237	—	—	—	—
Total liabilities and equity	82,052	52,022	29,726	—	—	304

	December 31, 2019
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets/Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	4,867	—	4,867	—	—	—
Restricted cash	128	—	128	—	—	—
Trade accounts receivable and other	3,569	—	3,146	—	423	—
Inventories	17,296	17,296	—	—	—	—
Prepaid expenses and other current assets	2,756	1,305	1,047	136	—	268
Total current assets	28,616	18,601	9,188	136	423	268

Non-current assets:
Goodwill and intangible assets	5,432	5,432	—	—	—	—
Property, plant and equipment and biological assets	36,231	36,172	—	59	—	—
Investments in associates and joint ventures	6,529	6,529	—	—	—	—
Other investments	772	—	—	—	772	—
Deferred tax assets	8,680	8,680	—	—	—	—
Other assets	1,648	388	1,130	—	—	130
Total non-current assets	59,292	57,201	1,130	59	772	130
Total assets	87,908	75,802	10,318	195	1,195	398

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,869	—	2,869	—	—	—
Trade accounts payable and other	12,614	—	12,614	—	—	—
Short-term provisions	516	485	31	—	—	—
Accrued expenses and other liabilities	4,910	1,075	3,527	—	—	308
Income tax liabilities	378	378	—	—	—	—
Total current liabilities	21,287	1,938	19,041	—	—	308

Non-current liabilities:
Long-term debt, net of current portion	11,471	—	11,471	—	—	—
Deferred tax liabilities	2,331	2,331	—	—	—	—
Deferred employee benefits	7,343	7,343	—	—	—	—
Long-term provisions	2,475	2,465	10	—	—	—
Other long-term obligations	2,518	501	1,779	—	—	238
Total non-current liabilities	26,138	12,640	13,260	—	—	238

Equity:
Equity attributable to the equity holders of the parent	38,521	38,521	—	—	—	—
Non-controlling interests	1,962	1,962	—	—	—	—
Total equity	40,483	40,483	—	—	—	—
Total liabilities and equity	87,908	55,061	32,301	—	—	546
The Company classifies the bases used to measure certain assets and liabilities at their fair value. Assets and liabilities carried or measured at fair value have been classified into three levels based upon a fair value hierarchy that reflects the significance of the inputs used in making the measurements.
The levels are as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities that the entity can access at the measurement date;
Level 2: Significant inputs other than within Level 1 that are observable for the asset or liability, either directly (i.e.: as prices) or indirectly (i.e.: derived from prices);
Level 3: Inputs for the assets or liabilities that are not based on observable market data and require management assumptions or inputs from unobservable markets.
The following tables summarize the bases used to measure certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	2,934	—	46	2,980
Trade accounts receivable and other subject to TSR programs*	—	—	373	373
Derivative financial current assets	—	353	—	353
Derivative financial non-current assets	—	265	59	324
Total assets at fair value	2,934	618	478	4,030
Liabilities at fair value:
Derivative financial current liabilities	—	208	—	208
Derivative financial non-current liabilities	—	96	—	96
Total liabilities at fair value	—	304	—	304
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	699	—	73	772
Trade accounts receivable and other subject to TSR programs*	—	—	423	423
Derivative financial current assets	—	268	—	268
Derivative financial non-current assets	—	3	127	130
Total assets at fair value	699	271	623	1,593
Liabilities at fair value:
Derivative financial current liabilities	—	144	164	308
Derivative financial non-current liabilities	—	101	137	238
Total liabilities at fair value	—	245	301	546
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

Investments in equity instruments at FVOCI classified as Level 1 refer to listed securities quoted in active markets. A quoted market price in an active market provides the most reliable evidence of fair value and is used without adjustment to measure fair value whenever available, with limited exceptions. The total fair value is either the price of the most recent trade at the time of the market close or the official close price as defined by the exchange on which the asset is most actively traded on the last trading day of the period, multiplied by the number of units held without consideration of transaction costs. The increase in investments in equity instruments at FVOCI in 2020 is mainly related to the Company's interest acquired in
Cleveland-Cliffs following the sale of ArcelorMittal USA (see note 2.3.1).
Derivative financial assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights, see note 6.1.5 for further information.
Derivative financial assets and liabilities classified as Level 3 are described in note 6.1.5.
6.1.2 Gross debt
Gross debt includes bank debt, debenture loans and lease obligations and is stated at amortized cost. However, loans that are hedged under a fair value hedge are remeasured for the changes in the fair value that are attributable to the risk that is being hedged.
6.1.3 Cash and cash equivalents, restricted cash and other restricted funds and reconciliations of cash flows
Cash and cash equivalents consist of cash and short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the time of purchase and are carried at cost plus accrued interest, which approximates fair value.
Cash and cash equivalents are primarily centralized at the parent level and are managed by ArcelorMittal Treasury SNC, although from time to time cash or cash equivalent balances may be held at the Company’s international subsidiaries or its holding companies. Some of these operating subsidiaries have debt outstanding or are subject to acquisition agreements that impose restrictions on such operating subsidiaries’ ability to pay dividends, but such restrictions are not significant in the context of ArcelorMittal’s overall liquidity. Repatriation of funds from operating subsidiaries may also be affected by tax and foreign exchange policies in place from time to time in the various countries where the Company operates, though none of these policies are currently significant in the context of ArcelorMittal’s overall liquidity.
Cash and cash equivalents consisted of the following:

	December 31,
	2020	2019
Cash at bank	3,487	3,443
Term deposits	393	246
Money market funds[1]	1,720	1,178
Total	5,600	4,867
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Restricted cash represents cash and cash equivalents not readily available to the Company, mainly related to insurance deposits, cash accounts in connection with environmental obligations and true sale of receivables programs, as well as various other deposits or required balance obligations related to letters of credit and credit arrangements.
Restricted cash and other restricted funds of 363 as of December 31, 2020 included 56 relating to various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 260 with respect to a cash collateral provided by the Company until collection of the TSR receivables retained in ArcelorMittal USA after disposal (see note 4.1). Restricted cash of 128 as of December 31, 2019 included 80 relating to various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa. It also included 20 and 20 in connection with the mandatory convertible bonds as of December 31, 2020 and December 31, 2019, respectively (see note 11.2
Reconciliation of liabilities arising from financing activities
The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-
cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2018	9,316	3,167
Adoption of IFRS 16 (notes 1 and 7)	893	243
Balance as of January 1, 2019	10,209	3,410
Proceeds from long-term debt	5,772	—
Payments of long-term debt	(3,299)	—
Amortized cost	7	13
Unrealized foreign exchange effects	(78)	(42)
Proceeds from short-term debt	—	600
Payments of short-term debt	—	(1,811)
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(310)
Additions to lease liabilities (notes 5.2 and 7)	185	74
Current portion of long-term debt	(1,031)	1,031
Derecognition of lease liabilities following the divestment of Global Chartering (note 2.3.1)	(311)	(89)
Other movements	27	(7)
Balance as of December 31, 2019 (note 6.1.2)	11,471	2,869
Proceeds from long-term debt	323	—
Payments of long-term debt	(1,645)	—
Amortized cost	8	7
Unrealized foreign exchange effects	563	115
Proceeds from short-term debt	—	430
Payments of short-term debt	—	(1,503)
Current portion of long-term debt	(860)	860
Payments of principal portion of lease liabilities (note 7) [1]	(7)	(235)
Additions to lease liabilities (notes 5.2 and 7)	195	38
Derecognition of lease liabilities following the divestment of ArcelorMittal USA (note 2.3.1)	(208)	(70)
Debt classified as held for sale (note 2.3.2)	(21)	(3)
Other movements	(4)	(1)
Balance as of December 31, 2020 (note 6.1.2)	9,815	2,507
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
6.1.4 Net debt
The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency at December 31, 2020 and December 31, 2019:

As of December 31, 2020	Total USD	EUR	USD	CAD	PLN	UAH	Other (in USD)
Short-term debt and current portion of long-term debt	2,507	1,283	765	172	19	46	222
Long-term debt, net of current portion	9,815	5,775	3,567	91	239	17	126
Cash and cash equivalents, restricted cash and other restricted funds	(5,963)	(2,637)	(2,236)	(35)	(152)	(19)	(884)
Net debt	6,359	4,421	2,096	228	106	44	(536)

As of December 31, 2019	Total USD	EUR	USD	CHF	PLN	CAD	Other (in USD)
Short-term debt and current portion of long-term debt	2,869	1,966	248	233	20	174	228
Long-term debt, net of current portion	11,471	6,240	4,754	—	239	106	132
Cash and cash equivalents and restricted cash	(4,995)	(2,986)	(1,383)	(2)	(64)	(32)	(528)
Net debt	9,345	5,220	3,619	231	195	248	(168)
6.1.5 Derivative financial instruments
The Company uses derivative financial instruments principally to manage its exposure to fluctuations in interest rates, exchange rates, prices of raw materials, energy and emission rights allowances arising from operating, financing and investing activities. Derivative financial instruments are classified as current or non-current assets or liabilities based on their maturity dates and are accounted for at the trade date. Embedded derivatives are separated from the host contract and accounted for separately if they are not closely related to the host contract. The Company measures all derivative financial instruments based on fair values derived from market prices of the instruments or from option pricing models, as appropriate. Gains or losses arising from changes in fair value of derivatives are recognized in the consolidated statements of operations, except for derivatives that are designated and qualify for cash flow or net investment hedge accounting.
Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income. Amounts deferred in equity are recorded in the consolidated statements of operations in the periods when the hedged item is recognized in the consolidated statements of operations and within the same line item (see note 6.3 Cash flow hedges).
The Company formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are effective in offsetting changes in fair values or cash flows of hedged items. When a hedging instrument is sold, terminated, expired or exercised, the accumulated unrealized gain or loss on the hedging instrument is maintained in equity until the forecasted transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss, which had been recognized in equity, is reported immediately in the consolidated statements of operations.
Foreign currency differences arising on the translation of a financial liability designated as a hedge of a net investment in a foreign operation are recognized directly as a separate component of equity, to the extent that the hedge is effective. To the extent that the hedge is ineffective, such differences are recognized in the consolidated statements of operations (see note 6.3 Net investment hedge).
The Company manages the counter-party risk associated with its instruments by centralizing its commitments and by applying procedures which specify, for each type of transaction and underlying position, risk limits and/or the characteristics of the counter-party. The Company does not generally grant to or require guarantees from its counterparties for the risks incurred. Allowing for exceptions, the Company’s counterparties are part of its financial partners and the related market transactions are governed by framework agreements (mainly International Swaps and Derivatives Association agreements which allow netting only in case of counterparty default). Accordingly, derivative assets and derivative liabilities are not offset.

Derivative financial instruments classified as Level 2:
The following tables summarize this portfolio:

	December 31, 2020
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	22	—	10	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	356	2	2,199	(113)
Forward sale contracts	847	24	371	(19)
Currency swaps purchase	260	36	—	—
Exchange option purchases	2,938	18	1,176	(15)
Exchange options sales	2,960	26	1,208	(23)
Total foreign exchange rate instruments		106		(170)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	567	38	370	(46)
Term contracts purchases	1,673	473	854	(87)
Options sales/purchases	47	1	48	(1)
Total raw materials (base metals), freight, energy, emission rights		512		(134)
Total		618		(304)

	December 31, 2019
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Foreign exchange rate instruments
Forward purchase contracts	1,187	29	2,633	(36)
Forward sale contracts	1,716	42	705	(4)
Currency swaps sales	—	—	500	(41)
Exchange option purchases	2,317	38	1,030	(4)
Exchange options sales	1,213	10	1,418	(5)
Total foreign exchange rate instruments		119		(90)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	250	29	182	(7)
Term contracts purchases	419	117	1,479	(142)
Option sales/purchases	12	6	10	(6)
Total raw materials (base metals), freight, energy, emission rights		152		(155)
Total		271		(245)
Derivative financial assets and liabilities classified as Level 2 refer to instruments to hedge fluctuations in interest rates, foreign exchange rates, raw materials (base metals), freight, energy and emission rights. The total fair value is based on the price a dealer would pay or receive for the security or similar securities, adjusted for any terms specific to that asset or liability. Market inputs are obtained from well-established and recognized vendors of market data and the fair value is calculated using standard industry models based on significant observable market inputs such as foreign exchange rates, commodity prices, swap rates and interest rates.
Derivative financial instruments classified as Level 3:
Derivative financial non-current assets classified as Level 3 refer to the call option on the 1,000 mandatory convertible bonds (see note 11.2). The fair valuation of Level 3 derivative instruments is established at each reporting date and compared to the prior period. ArcelorMittal’s valuation policies for Level 3 derivatives are an integral part of its internal control procedures and have been reviewed and approved according to the Company’s principles for establishing such procedures. In particular, such procedures address the accuracy and reliability of input data, the accuracy of the valuation model and the knowledge of the staff performing the valuations.
ArcelorMittal establishes the fair valuation of the call option on the 1,000 mandatory convertible bonds through the use of binomial valuation models based on the estimated values of the underlying equity spot price of $141 and volatility of 16%. Binomial valuation models use an iterative procedure to price options, allowing for the specification of nodes, or points in time, during the time span between the valuation date and the option’s expiration date. In contrast to the Black-Scholes model, which provides a numerical result based on inputs, the binomial model allows for the calculation of the asset and the option for multiple periods along with the range of possible results for each period.
Observable input data used in the valuations include zero coupon yield curves, stock market price of China Oriental (2019: China Oriental and Erdemir), European Central Bank foreign exchange fixing rates and Libor interest rates. Unobservable inputs are used to measure fair value to the extent that relevant observable inputs are not available. Specifically, the Company computed unobservable volatility data during 2020 based mainly on the movement of China Oriental stock market prices observable in the active market over 90 working days, which is particularly sensitive for the valuation resulting from the model. Following the repayment of notes issued by subsidiaries to the Company which were linked to the value of Erdemir shares in 2019 as described in note 11.2, the unobservable volatility data from the movement of Erdemir shares does no longer impact the valuation. A 10% increase or decrease in Hera Ermac share prices would result in a 156% and 92% increase and decrease of the fair value of the call option at December 31, 2020, respectively.
Derivative financial liabilities classified as Level 3 as of December 31, 2019 included the put option granted to ISP in the context of the acquisition of ArcelorMittal Italia. The put option was exercised in December 2020 simultaneously to the signing of an investment agreement (see note 2.2.4). The option exercise price was determined as the higher of a reference operating income projection and the net present value of ISP's initial €100 million equity contribution bearing interest at a contractually agreed rate at the put option exercise date. The fair value of the put option liability over the year was sensitive to unobservable inputs such as ArcelorMittal Italia's future cash flow projections and observable inputs such as ISP's credit rating.
As of December 31, 2019, derivative financial liabilities classified as Level 3 also included a pellet purchase agreement containing a special payment that varied according to the price of steel in the United States domestic market (“domestic steel price”). The instrument was derecognized on December 9, 2020 following the sale of ArcelorMittal USA (note 2.3.1). Until the divestment date the fair valuation of the special payment had been established by comparing the current forecasted domestic steel price to the projected domestic steel price at the inception of the contract. Observable input data included third-party forecasted domestic steel prices. Unobservable inputs were used to measure fair value to the extent that relevant observable inputs were not available or not consistent with the Company's views on future prices and referred specifically to domestic steel prices beyond the timeframe of available third-party forecasts. As of the date of sale the fair value of the pellet purchase was based on the future average US domestic steel price of $554 per net ton.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3:

	Put option with ISP	Call option on 1,000 mandatory convertible bonds	Special payment in pellet purchase agreement	Total
Balance as of December 31, 2018	(124)	483	(568)	(209)
Change in fair value	(1)	(356)	392	35
Balance as of December 31, 2019	(125)	127	(176)	(174)
Change in fair value/foreign exchange differences	(10)	(68)	6	(72)
Value of option at exercise date/divested balance	135	—	170	305
Balance as of December 31, 2020	—	59	—	59
The fair value movement on Level 3 derivative instruments is recorded in the consolidated statements of operations and other comprehensive income. The decrease in fair value of the call option on 1,000 mandatory convertible bonds is due to a decrease in the share price of China Oriental, which impacts the value of the notes in which Hera Ermac, a wholly-owned subsidiary, invested the bonds proceeds (see note 11.2), partly offset with the increase in the option's time value following the extension of maturity from January 29, 2021 to January 31, 2024.
6.1.6 Other non-derivative financial assets and liabilities
Other non-derivative financial assets and liabilities include cash and cash equivalents, restricted cash and other restricted funds (see note 6.1.3), certain trade and certain other receivables (see note 4.3, 4.5 and 4.6), investments in equity instruments at FVOCI (see note 2.5), trade payables and certain other liabilities (see notes 4.7 and 4.8). These instruments are recognized initially at fair value when the Company becomes a party to the contractual provisions of the instrument. Non-derivative financial assets are derecognized if the Company’s contractual rights to the cash flows from the financial instruments expire or if the Company transfers the financial instruments to another party without retaining control of substantially all risks and rewards of the instruments. Non-derivative financial liabilities are derecognized when they are extinguished (i.e. when the obligation specified in the contract is discharged, canceled or expired).
Impairment of financial assets
In relation to the impairment of financial assets, IFRS 9 requires an expected credit loss ("ECL") model. The ECL model requires the Group to account for expected credit losses and changes in those ECL at each reporting date to reflect changes in credit risk since initial recognition of the financial assets. In particular, IFRS 9 requires the Company to measure the loss allowance for a financial instrument at an amount equal to the lifetime ECL if the credit risk on that financial instrument has increased significantly since initial recognition. ArcelorMittal considered the continued impact of the COVID-19 pandemic on the economic environment in its risk of default assessment for receivables outstanding less than 180 days. Receivables aged 31 days or older and uninsured trade receivables remain consistent with historical levels and the Company did not identify any expected increased risk of default (note 4.3).
All fair value movements for investments in equity instruments at FVOCI, including the difference between the acquisition cost and the current fair value, are recorded in OCI and are not reclassified to the consolidated statements of operations. Investments in equity instruments at FVOCI are exempt from the impairment test under IFRS 9 because the fair value of the investment is recorded in OCI and not recycled to profit and loss.
Financial assets are tested for ECLs annually or whenever changes in circumstances indicate that there is a change in credit risk. Any ECL is recognized in the consolidated statements of operations. An ECL related to financial assets is reversed if and to the extent there has been a change in the factors used to determine the recoverable amount. The loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined if no ECL had been recognized. Reversals of ECLs are recognized in net income except for investments in equity instruments at FVOCI, for which all fair value movements are recognized in OCI.Financing costs - net
Financing costs - net recognized in the years ended December 31, 2020, 2019 and 2018 are as follows:

	Year ended December 31,
	2020	2019	2018
Interest expense	(477)	(695)	(687)
Interest income	56	88	72
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement (note 6.1.5)	(143)	(320)	(572)
Accretion of defined benefit obligations and other long term liabilities	(325)	(405)	(349)
Net foreign exchange result	107	4	(235)
Other[1]	(474)	(324)	(439)
Total	(1,256)	(1,652)	(2,210)
1.Other mainly includes expenses related to true sale of receivables (“TSR”) programs and bank fees. It also includes premiums and fees of 120 relating to the bonds early redeemed in 2020 (71 and 104 of premiums and fees relating to bonds early redeemed in 2019 and 2018, respectively). In 2020, other also includes 178 relating to renewal of mandatorily convertible bonds (see note 11.2).
6.3 Risk management policy
The Company's operations expose it to a variety of financial risks: interest rate risk, foreign exchange risk, liquidity risk and risks in fluctuations in prices of raw materials, freight, energy and emissions. The Company actively monitors and seeks to reduce volatility of these exposures through a diversity of financial instruments, where considered appropriate. The Company has formalized how it manages these risks within the Treasury and Financial Risk Management Policy, which has been approved by Management.
Capital management
The Company's objective when managing capital is to safeguard continuity, maintain a strong credit rating and healthy capital ratios to support its business and provide adequate return to shareholders through continuing growth.
The Company sets the amount of capital required on the basis of annual business and long-term operating plans which include capital and other strategic investments. The funding requirement is met through a combination of equity, bonds and other long-term and short-term borrowings.
The Company monitors capital using a gearing ratio, being the ratio of net debt as a percentage of total equity.

	December 31,
	2020	2019
Total equity	40,237	40,483
Net debt (including 21 and nil cash and debt classified as held for sale as of December 31, 2020 and 2019 respectively)	6,380	9,345
Gearing	15.9%	23.1%
Interest rate risk
The Company is exposed to interest rate risk on short-term and long-term floating rate instruments and on refinancing of fixed rate debt. The Company's policy is to maintain a balance of fixed and floating interest rate borrowings, which is adjusted depending on the prevailing market interest rates and outlook. As at December 31, 2020, the long-term debt was comprised of 86% fixed rate debt and 14% variable rate debt (note 6.1.2). The Company utilizes certain instruments to manage interest rate risks. Interest rate instruments allow the Company to borrow long-term at fixed or variable rates, and to swap the rate of this debt either at inception or during the lifetime of the borrowing. The Company and its counterparties exchange, at predefined intervals, the difference between the agreed fixed rate and the variable rate, calculated on the basis of the notional amount of the swap. Similarly, swaps may be used for the exchange of variable rates against other variable rates.
Foreign exchange rate risk
The Company is exposed to changes in values arising from foreign exchange rate fluctuations generated by its operating activities. Because a substantial portion of ArcelorMittal’s assets, liabilities, sales and earnings are denominated in currencies other than the U.S. dollar (its reporting currency), ArcelorMittal has an exposure to fluctuations and depreciation in the values of these currencies relative to the U.S. dollar. These currency fluctuations, especially the fluctuation of the value of the U.S. dollar relative to the euro, the Canadian dollar, Brazilian real, Polish Zloty, Kazakhstani tenge, South African rand and Ukrainian hryvnia, as well as fluctuations in the other countries’ currencies in which ArcelorMittal has significant operations and/or sales, could have a material impact on its financial position, cash flows and results of operations.
ArcelorMittal faces transaction risk, where its businesses generate sales in one currency but incur costs relating to that revenue in a different currency. For example, ArcelorMittal’s subsidiaries may purchase raw materials, including iron ore and coking coal, in U.S. dollars, but may sell finished steel products in other currencies. Consequently, an appreciation of the U.S. dollar will increase the cost of raw materials; thereby having a negative impact on the Company’s operating margins, unless the Company is able to pass along the higher cost in the form of higher selling prices.
Following its Treasury and Financial Risk Management Policy, the Company hedges a portion of its net exposure to foreign exchange rates through forwards, options and swaps.
ArcelorMittal also faces foreign currency translation risk, which arises when ArcelorMittal translates the statements of operations of its subsidiaries, its corporate net debt (note 6.1.4) and other items denominated in currencies other than the U.S. dollar, for inclusion in the consolidated financial statements. The Company manages translation risk arising from its investments in subsidiaries by monitoring the currency mix of the consolidated statements of financial position. The Company may enter into derivative transactions to hedge the residual exposure (see “—Net investment hedge”).
The Company also uses the derivative instruments, described above, at the corporate level to hedge debt recorded in foreign currency other than the functional currency or the balance sheet risk associated with certain monetary assets denominated in a foreign currency other than the functional currency.
Foreign currency sensitivity analysis
As of December 31, 2020, the Company is mainly subject to foreign exchange exposure relating to the euro, Brazilian real, Canadian dollar, Kazakhstani tenge, South African rand, Mexican peso, Polish zloty, Argentine peso and Ukranian hryvnia against the U.S. dollar resulting from its trade payables and receivables.

	December 31, 2020
	Trade receivables	Trade payables
USD	830	4,168
EUR	805	4,507
BRL	705	934
CAD	42	284
KZT	42	206
ZAR	82	249
MXN	55	54
UAH	62	161
PLN	165	615
ARS	51	61
Other	233	286
Total	3,072	11,525
The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a 10% increase or decrease between the relevant foreign currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	81	451	(81)	(451)
BRL	71	93	(71)	(93)
CAD	4	28	(4)	(28)
KZT	4	21	(4)	(21)
ZAR	8	25	(8)	(25)
MXN	6	5	(6)	(5)
UAH	6	16	(6)	(16)
PLN	17	62	(17)	(62)
ARS	5	6	(5)	(6)
The use of a 10% sensitivity rate is used when reporting foreign currency exposure internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes trade receivables and trade payables denominated in a currency other than the U.S. dollar and adjusts their translation at the period end for a 10% change in foreign currency rates. For trade receivables, a positive number indicates an income and a negative number an expense. For trade payables, a positive number indicates an expense and a negative number an income.
Hedge accounting policy
The Company determines the economic relationship between the hedged item and the hedging instrument by analyzing the critical terms of the hedge relationship. In case critical terms do not match and fair value changes in the hedging instrument cannot be expected to perfectly offset changes in the fair value of the hedged item, further qualitative analysis may be performed. Such analysis serves to establish whether the economic relationship is sufficiently strong to comply with the Company’s risk management policies.
The hedge ratio is set out in the Company's risk management strategy and may be individually tailored for each hedging program in the risk management objective. Hedge ratios below 100% would usually be applied on hedging of forecast exposures with the hedge ratio typically reducing where there is uncertainty due to long hedging tenors or volatility in the underlying exposure.
The most frequent sources of hedge ineffectiveness relate to changes in the hedged item (such as maturity, volume and pricing indices), basis spread and significant changes in the credit risk. Such sources are analyzed at hedge initiation and monitored throughout the life of a hedge.
Liquidity Risk
Liquidity risk is the risk that the Company may encounter difficulties in meeting its obligations associated with financial liabilities that are settled by delivering cash. ArcelorMittal Treasury is responsible for the Company's funding and liquidity management. ArcelorMittal’s principal sources of liquidity are cash generated from its operations, its credit lines at the corporate level and various working capital credit lines at the level of its operating subsidiaries. The Company actively manages its liquidity. Following the Company's Treasury and Financial Risk Management Policy, the levels of cash, credit lines and debt are closely monitored and appropriate actions are taken in order to comply with the covenant ratios, leverage, fixed/floating ratios, maturity profile and currency mix.
The contractual maturities of the below financial liabilities include estimated loan repayments, interest payments and settlement of derivatives, excluding any impact of netting agreements. The cash flows are calculated based on market data as of December 31, 2020, and as such are sensitive to movements in mainly foreign exchange rates and interest rates. The cash flows are non-discounted, except for derivative financial liabilities where the cash flows equal their fair values.

	December 31, 2020
	Carrying amount	Contractual Cash Flow	2021	2022	from 2023 to 2025	After 2025
Non-derivative financial liabilities
Bonds	(7,888)	(10,307)	(616)	(851)	(5,135)	(3,705)
Loans over 100	(1,998)	(2,345)	(769)	(190)	(998)	(388)
Trade and other payables	(11,525)	(11,530)	(11,530)	—	—	—
Other loans and lease	(2,436)	(2,692)	(1,448)	(211)	(546)	(487)
Total	(23,847)	(26,874)	(14,363)	(1,252)	(6,679)	(4,580)
Derivative financial liabilities
Foreign exchange contracts	(170)	(170)	(149)	(13)	(8)	—
Other commodities contracts[1]	(134)	(134)	(59)	(28)	(47)	—
Total	(304)	(304)	(208)	(41)	(55)	—
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2019
	Carrying amount	Contractual Cash Flow	2020	2021	from 2022 to 2024	After 2024
Non-derivative financial liabilities
Bonds	(9,398)	(12,227)	(880)	(643)	(5,542)	(5,162)
Loans over 100	(1,968)	(2,405)	(534)	(453)	(1,014)	(404)
Trade and other payables	(12,614)	(12,619)	(12,619)	—	—	—
Other loans	(2,974)	(3,257)	(1,886)	(297)	(528)	(546)
Total	(26,954)	(30,508)	(15,919)	(1,393)	(7,084)	(6,112)
Derivative financial liabilities
Equity contracts (Put options)[1]	(125)	(125)	(125)	—	—	—
Foreign exchange contracts	(90)	(90)	(49)	—	—	(41)
Other commodities contracts[2]	(331)	(331)	(134)	(76)	(103)	(18)
Total	(546)	(546)	(308)	(76)	(103)	(59)
1.Equity contracts balance as of December 31, 2019 shown above included the the put option granted to ISP in the context of the acquisition of ArcelorMittal Italia, which was exercised in December 2020, see note 2.2.4 and 2.3.2.
2.Commodity contracts include base metals, freight, energy and emission rights.
Cash flow hedges
The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2020
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2022	After 2022
Foreign exchange contracts	(37)	(29)	(31)	(21)	2	42
Commodities	(35)	—	1	6	(9)	(33)
Emission rights	405	89	—	129	187	—
Total	333	60	(30)	114	180	9

	December 31, 2019
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2021	After 2021
Foreign exchange contracts	46	67	(17)	(4)	—	—
Commodities[1]	(275)	(12)	(27)	(40)	(47)	(149)
Emission rights	88	(4)	—	92	—	—
Total	(141)	51	(44)	48	(47)	(149)
1.The commodities balance as of December 31, 2019 shown above included the commodities liability balance of 176 for the special payment in the pellet purchase agreement, which was disposed in 2020 with the sale of ArcelorMittal USA (note 6.1.5).
Associated gains or losses that were recognized in other comprehensive income are reclassified to the consolidated statements of operations in the same period during which the hedged forecasted cash flow affects the consolidated statements of operations. The following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2020
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2022	After 2022
Foreign exchange contracts	(13)	3	1	(23)	2	4
Commodity contracts	(2)	2	2	8	4	(18)
Emission rights	214	15	15	33	81	70
Total	199	20	18	18	87	56
1.The cash flow hedge reserve balance as of December 31, 2020 also includes 30 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above (nil as of December 31, 2019).

	December 31, 2019
	Cash flow hedge reserve	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2021	After 2021
Foreign exchange contracts	13	9	1	3	—	—
Commodity contracts[1]	(106)	(16)	(19)	(27)	(44)	—
Emission rights	310	72	73	145	16	4
Total	217	65	55	121	(28)	4
1.The commodity contracts balance as of December 31, 2019 shown above included 29 deferred losses related to the special payment in the pellet purchase agreement and other commodity hedges, which were disposed in 2020 with the sale of ArcelorMittal USA (note 6.1.5).
The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2020
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward contracts	2,379	3	(84)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	440	44	—	Other assets/Other long-term obligations
Price risk - Commodities forwards	459	22	(14)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards	971	32	(75)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	686	218	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Emission rights forwards	348	187	—	Other assets/Other long-term obligations
Total		506	(173)

	December 31, 2020
Hedging Instruments	Cash flow hedge reserve at December 31, 2019	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve at December 31, 2020[1]
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	31	(96)	35	17	Sales	(13)
Price risk - Commodities forwards	(106)	(140)	241	3	Sales, Cost of sales	(2)
Price risk - Emission rights forwards	310	271	(367)	—	Cost of sales	214
Total	235	35	(91)	20		199
1.The cash flow hedge reserve balance as of December 31, 2020 also includes 30 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.

	December 31, 2019
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	5,207	80	(34)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards[1]	531	14	(93)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities forwards[1]	721	—	(196)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	559	104	(16)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		198	(339)
1.The commodities balance as of December 31, 2019 shown above included 38 short-term and 138 long-term amounts for the special payment in the pellet purchase agreement, which was derecognized in 2020 with the sale of ArcelorMittal USA (note 6.1.5).

	December 31, 2019
Hedging Instruments	Cash flow hedge reserve at December 31, 2018	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve at December 31, 2019
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	282	76	(4)	(323)	Sales	31
Price risk - Commodities forwards[1]	(399)	272	21	—	Sales, Cost of sales	(106)
Price risk - Emission rights forwards	778	(32)	(436)	—	Cost of sales	310
Total	661	316	(419)	(323)		235
1.The commodity contracts balance as of December 31, 2019 shown above included 29 deferred losses related to the special payment in the pellet purchase agreement, which was derecognized in 2020 with the sale of ArcelorMittal USA (note 6.1.5).
Net investment hedge
As of April 1, 2018, the Company designated a portfolio of euro denominated debt (€5,156 million as of December 31, 2020) as a hedge of certain euro denominated investments (€7,445 million as of December 31, 2020) in order to mitigate the foreign currency risk arising from certain euro denominated subsidiaries net assets. The risk arises from the fluctuation of the euro/U.S dollar spot rate, which causes the amount of the net investments to vary. The euro denominated debt is designated as a hedging instrument for the change in the value of the net investments that is attributable to changes in the euro/U.S dollar spot rate. As of December 31, 2020, the Company recognized 597 foreign exchange loss arising on the translation of the euro denominated debt designated as a hedge of the euro denominated net investments in foreign operations in other comprehensive income within the foreign exchange translation reserve. The hedging instrument is categorized as Level 2.
Since 2014, the Company has periodically hedged a part of its euro denominated net investments via euro/U.S. dollar cross currency swaps ("CCS"). These CCS, all of which have been unwound, were designated as net investment hedges.
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2020
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	March, 2020[1]	500	11	(3)	8
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
Total			97	(27)	70
1.On March 25, 2020 and March 26, 2020, the Company unwound euro/U.S. dollar CCS with a notional of 300 and 200, respectively, which were entered into on May 27, 2015 and designated as a net investment hedge of a euro denominated net investment in foreign operations amounting to €459. A deferred gain of 8, net of tax, was recorded in other comprehensive income and it will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2019
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	June, 2025	500	(41)	12	(29)
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
Total			45	(12)	33

	December 31, 2020
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2020	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	6,335	—	(6,327)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	(10)
Total	6,335	—	(6,327)		—		60

Derivatives	Notional amount	Date traded	Fair value atFair value at December 31, 2018	Change in fair value	Fair value as of December 31, 2019[1]
CCS 10Y	300	May 27, 2015	(39)	14	(25)
CCS 10Y	160	May 27, 2015	(21)	8	(13)
CCS 10Y	40	May 27, 2015	(6)	3	(3)
Total	500		(66)	25	(41)
1.The net investment hedges were fully effective. As such, the change in fair value is entirely recorded in other comprehensive income.

	December 31, 2019
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2019	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	500	—	(41)	Other long-term obligations	—	N/a	33
Foreign exchange risk - EUR debt	7,788	—	(7,777)	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	567
Total	8,288	—	(7,818)		—		600
Raw materials, freight, energy risks and emission rights
The Company is exposed to risks in fluctuations in prices of raw materials (including base metals such as zinc, nickel, aluminum, tin, copper and iron ore), freight and energy, both through the purchase of raw materials and through sales contracts. The Company uses financial instruments such as forward purchases or sales, options and swaps in order to manage the volatility of prices of certain raw materials, freight and energy.
Fair values of raw material, freight, energy and emission rights instruments categorized as Level 2 are as follows:

	December 31,
	2020	2019
Base metals	7	(6)
Freight	—	7
Energy (oil, gas, electricity)	(36)	(92)
Emission rights	407	88
Total	378	(3)

Derivative assets associated with raw materials, energy, freight and emission rights	512	152
Derivative liabilities associated with raw materials, energy, freight and emission rights	(134)	(155)
Total	378	(3)

ArcelorMittal consumes large amounts of raw materials (the prices of which are related to the London Metals Exchange price index, the Steel Index and Platts Index), ocean freight (the price of which is related to a Baltic Exchange Index), and energy (the prices of which are mainly related to the New York Mercantile Exchange energy index (NYMEX), the European Energy Exchange (EEX) power indexes, the powernext gas indexes). As a general matter, ArcelorMittal is exposed to price volatility with respect to its purchases in the spot market and under its long-term supply contracts. In accordance with its risk management policy, ArcelorMittal hedges a part of its exposure related to raw materials procurements.
Emission rights
Pursuant to the application of the European Directive 2003/87/EC of October 13, 2003, as amended by the European Directive 2009/29/EC of April 23, 2009, establishing a scheme for emission allowance trading, the Company enters into certain types of derivatives (mainly forward transactions and options) in order to implement its management policy for associated risks. As of December 31, 2020 and 2019, the Company had a net notional position of 1,035 with a net positive fair value of 407 and a net notional position of 557 with a net positive fair value of 88, respectively.
Credit risk
The Company’s treasury department monitors various market data regarding the credit standings and overall reliability of the financial institutions for all countries where the Company’s subsidiaries operate. The choice of the financial institution for the financial transactions must be approved by the treasury department. Credit risk related to customers, customer credit terms and receivables are discussed in note 4.3.
Sensitivity analysis
Foreign currency sensitivity
The following tables detail the Company’s derivative financial instruments' sensitivity to a 10% strengthening and a 10% weakening in the U.S. dollar against the euro. A positive number indicates an increase in profit or loss and other equity, where a negative number indicates a decrease in profit or loss and other equity.
The sensitivity analysis includes the Company’s complete portfolio of foreign currency derivatives outstanding. The impact on the non €/$ derivatives reflects the estimated move of such currency pairs, when the U.S. dollar appreciates or depreciates 10% against the euro, based on computations of correlations in the foreign exchange markets in 2020 and 2019.

	December 31, 2020
	Income	Other Equity
10% strengthening in U.S. dollar	(60)	196
10% weakening in U.S. dollar	64	(202)

	December 31, 2019
	Income	Other Equity
10% strengthening in U.S. dollar	(104)	325
10% weakening in U.S. dollar	113	(252)
Cash flow sensitivity analysis for variable rate instruments
The following tables detail the Company’s variable interest rate instruments’ sensitivity. A change of 100 basis points (“bp”) in interest rates during the period would have increased (decreased) profit or loss by the amounts presented below. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	December 31, 2020
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	40	—
100 bp decrease	(40)	—

	December 31, 2019
	Floating porting of net debt[1]	Interest Rate Swaps/Forward Rate Agreements
100 bp increase	30	—
100 bp decrease	(30)	—
1.Please refer to note 6.1.4 for a description of net debt (including fixed and floating portion).
Base metals, energy, freight, emissions rights
The following tables detail the Company’s sensitivity to a 10% increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting relationships.

	December 31, 2020
	Income	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	10
Iron Ore	—	(1)
Freight	—	3
Emission rights	—	145
Energy	—	82
'-10% in prices
Base Metals	(2)	(10)
Iron Ore	—	1
Freight	—	(3)
Emission rights	—	(145)
Energy	—	(82)

	December 31, 2019
	Income	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	15
Iron Ore	—	—
Freight	—	—
Emission rights	—	65
Energy	—	71
'-10% in prices
Base Metals	(2)	(15)
Iron Ore	—	—
Freight	—	—
Emission rights	—	(65)
Energy	—	(71)